BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 12,303,000	$ 18,653,000
Marketable securities		4,000,000
Prepaid expenses and other current assets	334,000	2,463,000
Total current assets	12,637,000	25,116,000
Property and equipment, net	76,000	139,000
Other assets	45,000	45,000
Total assets	12,758,000	25,300,000
Current liabilities:
Accounts payable	300,000	550,000
Accrued expenses and other current liabilities	22,007,000	8,740,000
Current portion of note payable, net of discount	13,005,000	7,800,000
Total current liabilities	35,312,000	17,090,000
Note payable, net of current portion and discount		13,005,000
Warrant liability	1,945,000	830,000
Other liabilities		24,387,000
Commitments and contingencies
Stockholders' deficit:
Common stock, $.0001 par value; 100,000,000 shares authorized,385,664 and 380,328 shares issued and outstanding at December31, 2013 and December 31, 2012, respectively, and 200,000,000 shares authorized,20,643,969 issued and outstanding pro forma (unaudited)
Accumulated deficit	(277,301,000)	(200,661,000)
Total stockholders' deficit	(277,301,000)	(200,661,000)
Total liabilities, convertible preferred stock and stockholders' deficit	12,758,000	25,300,000
Pro forma
Current assets:
Cash and cash equivalents	39,671,000
Prepaid expenses and other current assets	3,732,000
Total current assets	43,403,000
Property and equipment, net	76,000
Other assets	45,000
Total assets	43,524,000
Current liabilities:
Accounts payable	300,000
Accrued expenses and other current liabilities	16,679,000
Current portion of note payable, net of discount	13,005,000
Total current liabilities	29,984,000
Warrant liability	3,161,000
Stockholders' deficit:
Common stock, $.0001 par value; 100,000,000 shares authorized,385,664 and 380,328 shares issued and outstanding at December31, 2013 and December 31, 2012, respectively, and 200,000,000 shares authorized,20,643,969 issued and outstanding pro forma (unaudited)	2,000
Additional paid-in-capital	287,678,000
Accumulated deficit	(277,301,000)
Total stockholders' deficit	10,379,000
Total liabilities, convertible preferred stock and stockholders' deficit	43,524,000
Series B Convertible Preferred Stock
Current liabilities:
Preferred Stock	43,892,000
Stockholders' deficit:
Total stockholders' deficit	43,892,000
Series A-1 Convertible Preferred Stock
Current liabilities:
Preferred Stock	78,737,000	71,957,000
Stockholders' deficit:
Total stockholders' deficit	78,737,000	71,957,000
Series A-2 Convertible Preferred Stock
Current liabilities:
Preferred Stock	93,977,000	86,714,000
Stockholders' deficit:
Total stockholders' deficit	93,977,000	86,714,000
Series A-3 Convertible Preferred Stock
Current liabilities:
Preferred Stock	12,232,000	11,182,000
Stockholders' deficit:
Total stockholders' deficit	12,232,000	11,182,000
Series A-4 Convertible Preferred Stock
Current liabilities:
Preferred Stock	271,000	271,000
Stockholders' deficit:
Total stockholders' deficit	271,000	271,000
Series A-5 Convertible Preferred Stock
Current liabilities:
Preferred Stock	525,000	525,000
Stockholders' deficit:
Total stockholders' deficit	525,000	525,000
Series A-6 Convertible Preferred Stock
Current liabilities:
Preferred Stock	23,168,000
Stockholders' deficit:
Total stockholders' deficit	$ 23,168,000